UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2006 (unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS

BUSINESS SERVICES & SUPPLIES — 16.5%
Brady Corporation (Class A)	280,000	$10,488,800
CDW Corporation*	340,000	20,009,000
Charles River Laboratories International, Inc.*	430,000	21,078,600
Copart, Inc.*	16,300	447,435
Invitrogen Corporation*	212,500	14,902,625
Manpower Inc.	300,000	17,154,000
ScanSource Inc.*	425,000	25,674,250
		$109,754,710
PRODUCER DURABLES — 15.5%
Franklin Electric Co., Inc.	1,600	$87,440
Graco Inc.	495,000	22,487,850
HNI Corporation	270,000	15,930,000
IDEX Corporation	495,000	25,824,150
Oshkosh Truck Corporation	360,000	22,406,400
Zebra Technologies Corporation (Class A)*	365,000	16,322,800
		$103,058,640
ENERGY — 11.2%
Helix Energy Solutions Group, Inc.*	695,000	$26,340,500
Noble Corporation	460,000	37,306,000
Tidewater Inc.	200,000	11,046,000
		$74,692,500
TECHNOLOGY — 10.0%
Cognex Corporation	617,200	$18,293,808
Microchip Technology Incorporated	270,000	9,801,000
Plantronics, Inc.	670,000	23,738,100
SanDisk Corporation*	250,000	14,380,000
		$66,212,908
RETAILING — 9.2%
CarMax, Inc.*	750,006	$24,510,196
O’Reilly Automotive, Inc.*	1,000,000	36,560,000
		$61,070,196
FINANCIAL — 9.1%
Brown & Brown, Inc.	580,000	$19,256,000
First American Corporation	235,000	9,202,600
Arthur J. Gallagher & Co.	440,000	12,236,400
North Fork Bancorporation, Inc.	682,500	19,676,475
		$60,371,475
HEALTH CARE — 7.6%
AmSurg Corp.*	320,500	$7,272,145
Bio-Rad Laboratories, Inc.*	200,300	12,488,705
Health Management Associates, Inc.	575,800	12,420,006
Lincare Holdings, Inc.*	465,000	18,116,400
		$50,297,256
ENTERTAINMENT — 3.8%
Carnival Corporation	536,600	$25,418,742
CONSUMER DURABLES — 3.4%
Briggs & Stratton Corporation	370,000	$13,086,900
Polaris Industries Inc.	175,000	9,548,000
		$22,634,900
TRANSPORATION — 2.9%
Heartland Express, Inc.	670,000	$14,599,300
Knight Transporation, Inc.	255,000	5,036,250
		$19,635,550
TOTAL COMMON STOCKS — 89.2% (Cost$333,255,295)		$593,146,877

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc. (Series C)	100,000	$2,551,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,080,000
Pennsylvania Real Estate Investment Trust (Series A)	59,000	3,330,550
ProLogis Trust 6.75% (Series G)	120,000	3,000,000
TOTAL PREFERRED STOCKS — 1.6% (Cost $10,179,446)		$10,961,550

CONVERTIBLE BONDS AND DEBENTURES
TECHNOLOGY — 0.9%
BEA Systems, Inc. — 4% 2006	$2,000,000	$1,990,000
International Rectifier Corp. — 4.25% 2007	2,000,000	1,960,000
LSI Logic Corporation — 4% 2006	2,000,000	1,982,500
		$5,932,500
BUSINESS SERVICES & SUPPLIES — 0.3%
Pegasus Solutions, Inc. — 3.875% 2023	$2,000,000	$1,920,000
TOTAL CONVERTIBLE BONDS & DEBENTURES — 1.2% (Cost $7,690,000)		$7,852,500

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 3.9%
Central Garden & Pet Company — 9.125% 2013	$2,000,000	$2,110,000
HMH Properties, Inc. — 7.875% 2008	1,338,000	1,359,742
Host Marriott Corporation — 9.25% 2007	2,000,000	2,110,000
JLG Industries, Inc. — 8.25% 2008	2,000,000	2,095,000
Manitowoc Company, Inc., The — 10.5% 2012	1,300,000	1,433,250
Metaldyne Corporation — 11% 2012	2,000,000	1,600,000
OM Group, Inc. — 9.25% 2011	4,000,000	4,150,000
Orbital Sciences Corporation — 9% 2011	3,000,000	3,217,500
PolyOne Corporation — 10.625% 2010	950,000	1,031,938
Realty Income Corporation — 8.25% 2008	2,000,000	2,112,000
Unisys Corporation — 7.875% 2008	1,500,000	1,496,250
Windmere Durable Holdings Inc. — 10% 2008	3,000,000	2,880,000
		$25,595,680
U.S. GOVERNMENT AND AGENCIES — 0.0%
Federal Home Loan Mortgage Corporation (Interest Only) — 6.5% 2023	$47,048	$2,713
Government National Mortgage Association (Mobile Home) — 9.75% 2010	225,695	238,249
		$240,962
TOTAL NON-CONVERTIBLE BONDS
AND DEBENTURES — 3.9% (Cost $25,600,319)		$25,836,642
TOTAL INVESTMENT SECURITIES — 95.9% (Cost $376,725,060)		$637,797,569

SHORT-TERM INVESTMENTS — 4.1% (Cost $27,041,101)
Short-term Corporate Notes:
ChevronTexaco Funding Corporation — 4.48% 4/3/06	$15,500,000	$15,496,142
General Electric Capital Corporation — 4.74% 4/3/06	11,548,000	11,544,959
TOTAL SHORT-TERM INVESTMENTS		$27,041,101
TOTAL INVESTMENTS — 100.0% (Cost $403,766,161)(A)		$664,838,670
Other assets and liabilities, net — 0.0%		65,696
TOTAL NET ASSETS — 100%		$664,904,366

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$264,564,779
	Gross unrealized depreciation:	3,492,270
	Net unrealized appreciation:	$261,072,509

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:       May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:       May 25, 2006